Shareholders' Equity (Details) - USD ($)										6 Months Ended
		Jan. 26, 2026	Dec. 15, 2025	Dec. 02, 2025	Dec. 01, 2025	Sep. 09, 2025	Aug. 20, 2025	Mar. 31, 2025	Jul. 04, 2023	Dec. 31, 2025	Dec. 31, 2024	Mar. 22, 2026	Jun. 30, 2025	Apr. 15, 2024
Shareholders’ Equity [Line Items]
Divided share capital (in Dollars)									$ 50,000
Ordinary shares, shares authorized									500,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.0001							$ 0.0001
Ordinary Shares		40,000,000			15,990				20,000,000
Ordinary shares, shares issued									92.1
Divided shares amount (in Dollars)											$ 1,350,000
Common Stock, No Par Value (in Dollars per share)		$ 0.0025
Increase decrease commitment amount (in Dollars)							$ 30,000,000
Investor transaction (in Dollars)					$ 1,990
Consideration amount (in Dollars)			$ 144,427
Issued commitments shares						3,419
pre-delivery shares						102,200
Conversion shares				16,763
Convertible note balance (in Dollars)				$ 275,000						$ 275,000
Warrant [Member]
Shareholders’ Equity [Line Items]
Warrants issued										3,350
Warrants exercise (in Dollars per share)								$ 210		$ 210
Fair value of warrants (in Dollars)								$ 386,644
Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized												40,000,000
Ordinary Shares		500,000,000
Eascor Holding Limited [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary Shares		4,256,243
Beverly Holding Limited [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary Shares		25,319,350
Investor [Member]
Shareholders’ Equity [Line Items]
Price per share (in Dollars per share)					$ 11,750,000
Kingswood Capital Partners, LLC [Member]
Shareholders’ Equity [Line Items]
Warrants issued								3,350
Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0001
Increase authorized share capital (in Dollars)		$ 50,000
Divided shares amount (in Dollars)		$ 100,000
Divided ordinary shares		1,000,000,000
Subsequent Event [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0001
Minimum [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)												$ 0.0001
Maximum [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)												$ 0.0025
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued									92.1					1,000,000
Ordinary shares, shares outstanding									3.7	1,000,000
Warrants issued								1
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized	[1]									206,598			206,598
Ordinary shares, par value (in Dollars per share)	[1]									$ 0.0025			$ 0.0025
Ordinary shares, shares issued	[1]									206,598			206,598
Ordinary shares, shares outstanding	[1]									206,598			206,598
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized		5,164,951
Ordinary Shares		908,708
Ordinary shares, shares issued		5,164,951
Voting rights		thirty
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary Shares	[2]
Divided shares amount (in Dollars)	[2]
Convertible note balance (in Dollars)	[2]
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized	[1]									39,793,402			39,793,402
Ordinary shares, par value (in Dollars per share)	[1]									$ 0.0025			$ 0.0025
Ordinary shares, shares issued	[1]									1,012,774			860,402
Ordinary shares, shares outstanding	[1]									1,012,774			860,402
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized		969,515,699										1,000,000,000
Ordinary shares, shares outstanding												39,793,402
Voting rights		one
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary Shares	[2]									105,619
Divided shares amount (in Dollars)	[2]
Convertible note balance (in Dollars)	[2]									$ 42
Post-Consolidation [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0025							$ 0.0025
Ordinary shares, shares issued									3.7
Post-Consolidation [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary Shares		206,598
Post-Consolidation [Member] | Eascor Holding Limited [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary Shares		36,348
Post-Consolidation [Member] | Beverly Holding Limited [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary Shares		170,250
Post-Consolidation [Member] | Class B Ordinary Shares [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares outstanding												5,164,951
Post-Consolidation [Member] | Class A Ordinary Shares [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary Shares		38,780,628
Ordinary shares, shares outstanding												994,835,049
Post-Consolidation [Member] | Class A Ordinary Shares [Member] | Beverly Holding Limited [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary Shares		1,012,774
After Consolidation [Member] | Class B Ordinary Shares [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares outstanding												206,598
IPO [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)							$ 0.0025
Gross proceeds (in Dollars)							$ 18
IPO [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued							10,000,000
Private Placement [Member]
Shareholders’ Equity [Line Items]
Ordinary Shares			14,000
Price per share (in Dollars per share)			$ 5.35
Consideration amount (in Dollars)			$ 74,827

[1]	Shares and per share data are presented on a retroactive basis to reflect the recapitalization and 25:1 share consolidation effective Apr 2, 2026 as described in Note 13.
[2]	Shares and per share data are presented on a retroactive basis to reflect the recapitalization and 25:1 share consolidation effective Apr 2, 2026 as described in Note 13